Reporting Entity - Total Issued Shares Held by Shareholders (Detail) - shares	Dec. 31, 2020	Jul. 23, 2020
Disclosure of classes of share capital [line items]
Number of shares	80,745,711	4,166,667
Percentage of total shares issued (%)	100.00%
SK Holdings Co., Ltd. [member]
Disclosure of classes of share capital [line items]
Number of shares	21,624,120
Percentage of total shares issued (%)	26.78%
National pension service [member]
Disclosure of classes of share capital [line items]
Number of shares	8,853,906
Percentage of total shares issued (%)	10.97%
Institutional investors and other minority shareholders [member]
Disclosure of classes of share capital [line items]
Number of shares	39,582,507
Percentage of total shares issued (%)	49.02%
Kakao Co Ltd [member]
Disclosure of classes of share capital [line items]
Number of shares	1,266,620
Percentage of total shares issued (%)	1.57%
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares	9,418,558
Percentage of total shares issued (%)	11.66%